Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	1 Months Ended
Aug. 31, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Announced of investment	$ 3
Percentage of equity interest	30.00%